S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 10, 2025
Ms. Bernatova [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Ms. Bernatova
Mr. Daylami [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Daylami